Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2022
Basis of presentation [Abstract]
Significant operating subsidiaries	The significant operating subsidiaries of the Company included in the consolidated financial statements are as follows:
% Ownership
Hut 8 Holdings Inc.	100%
Hut 8 High Performance Computing Inc.	100%